Real Estate Investments (Narrative) (Details) $ in Thousands						3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 14, 2016 USD ($)	May 12, 2016 USD ($) property	Mar. 21, 2014 USD ($)	Feb. 21, 2014 USD ($)	Sep. 24, 2013 USD ($)	Sep. 30, 2016 USD ($) property	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) property	Sep. 30, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) property	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Number of real estate properties | property						458		458			463
Number of properties representing more than 5% of total portfolio | property											4
Cash paid for acquired real estate investments, at cost								$ 34,244		$ 1,127,075		$ 528,228	[1]
Acquisition and transaction related						$ 4,381	$ 946	$ 5,458	$ 1,452	$ 26,934	$ 2,220	$ 22,595
SunTrust Bank [Member]
Property, Plant and Equipment [Line Items]
Sales of Real Estate	$ 700	$ 28,900
Number of Single-tenant Lease Properties, Amended | property		160
Number of Single-tenants Lease Properties, Sold | property		8
Home Depot - Birmingham, Alabama [Member]
Property, Plant and Equipment [Line Items]
Cash paid for acquired real estate investments, at cost					$ 41,400
Acquisition and transaction related					500
Home Depot, Valdosta, GA [Member]
Property, Plant and Equipment [Line Items]
Cash paid for acquired real estate investments, at cost					37,600
Acquisition and transaction related					$ 400
C&S Wholesale Grocers, Birmingham, AL [Member]
Property, Plant and Equipment [Line Items]
Cash paid for acquired real estate investments, at cost				$ 54,400
Acquisition and transaction related				$ 800
Sanofi US Bridgewater, NJ [Member]
Property, Plant and Equipment [Line Items]
Cash paid for acquired real estate investments, at cost			$ 251,100
Acquisition and transaction related			$ 5,800

[1]	Excludes cash paid for real estate investments financed through accounts payable in prior periods of $9.9 million.